Preferred and Common Shares and Additional Paid-in Capital (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Share Repurchase Program [Line Items]
Payments of Dividends | $	$ 16,081
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 0.14
Share Repurchase Program [Member] | Not Cancelled Period [Member]
Share Repurchase Program [Line Items]
Treasury shares | shares	70,000
Cost of acquisition of treasury shares | $	$ 1,197
Share Repurchase Program [Member] | Open Market Transactions [Member]
Share Repurchase Program [Line Items]
Treasury shares | shares	4,285,068
Shares Acquired, Average Cost Per Share | $ / shares	$ 16.08
Cost of acquisition of treasury shares | $	$ 68,889
Equity Incentive Plan [Member]
Share Repurchase Program [Line Items]
Shares issued | shares	1,240,267